UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02351

Name of Fund:

Pacific American Income Shares, Inc.

Fund Address:

385 East Colorado Boulevard

Pasadena, CA 91101

Name and address of agent for service:

Richard M. Wachterman, Esq.

Legg Mason Wood Walker, Incorporated

100 Light Street

Baltimore, MD 21202

Registrant’s telephone number, including area code: (626) 844 9400

Date of fiscal year end: 12/31/2005

Date of reporting period: 3/31/2005

Item 1 – Schedule of Investments

Portfolio of Investments

March 31, 2005 (Unaudited)

(Amounts in Thousands)

Pacific American Income Shares

	Rate	Maturity Date	Par/ Shares	Value
Long-Term Securities — 97.6%

Corporate Bonds and Notes — 66.1%

Aerospace/Defense — 1.2%
L-3 Communications Corp.	7.625%	6/15/12	$275	$292
Raytheon Company	5.375%	4/1/13	905	918	A
Systems 2001 Asset Trust	6.664%	9/15/13	468	508	B

				1,718

Auto Parts and Equipment — 0.2%
American Axle & Manufacturing Inc.	5.250%	2/11/14	300	268	A

Automotive — 1.1%
Ford Motor Company	7.450%	7/16/31	600	543	A
Ford Motor Company	8.900%	1/15/32	260	263
General Motors Corporation	8.250%	7/15/23	190	164
General Motors Corporation	8.375%	7/15/33	760	650	A

				1,620

Banking and Finance — 8.7%
AIFUL Corporation	4.450%	2/16/10	155	151	B
Boeing Capital Corporation	5.800%	1/15/13	500	523	A
Ford Motor Credit Company	6.500%	1/25/07	2,540	2,566
Ford Motor Credit Company	7.375%	10/28/09	1,425	1,431
Ford Motor Credit Company	7.375%	2/1/11	510	506
Ford Motor Credit Company	7.250%	10/25/11	1,615	1,594
Ford Motor Credit Company	7.000%	10/1/13	70	68	A
Mizuho Co., Ltd.	9.870%	12/31/49	620	707	B
General Motors Acceptance Corporation	6.125%	8/28/07	2,550	2,487	A
General Motors Acceptance Corporation	5.625%	5/15/09	510	465	A
HSBC Finance Corporation	4.125%	11/16/09	1,790	1,741
SB Treasury Company LLC	9.400%	12/29/49	600	675	A,B

				12,914

Banks — 1.5%
Bank of America Corporation	3.375%	2/17/09	1,075	1,031
Bank of America Corporation	7.800%	9/15/16	250	300
BankAmerica Capital III	3.230%	1/15/27	215	210	C
Chase Capital II	3.243%	2/1/27	725	684	C

				2,225

Portfolio of Investments - Continued

Pacific American Income Shares - Continued

	Rate	Maturity Date	Par/ Shares	Value
Building Materials — 0.5%
American Standard, Inc.	8.250%	6/1/09	500	564
Nortek, Inc.	8.500%	9/1/14	225	217

				781

Cable — 1.4%
Comcast Corporation	7.050%	3/15/33	160	179	A
Cox Communications, Inc.	4.625%	1/15/10	510	496	B
CSC Holdings Inc.	7.250%	7/15/08	700	717
TCI Communications, Inc.	8.750%	8/1/15	160	200
Tele-Communications, Inc.	9.800%	2/1/12	375	470

				2,062

Casino Resorts — 0.4%
Caesars Entertainment Inc.	8.125%	5/15/11	250	277
Harrah’s Operating Company, Inc.	5.500%	7/1/10	340	346

				623

Chemicals — 0.9%
FMC Corporation	10.250%	11/1/09	265	295
The Dow Chemical Company	7.375%	11/1/29	800	975

				1,270

Computer Services and Systems — 0.7%
Electronic Data Systems Corporation	7.125%	10/15/09	600	645	A
Electronic Data Systems Corporation	7.450%	10/15/29	420	449

				1,094

Containers and Packaging — 0.2%
Graphic Packaging International Corp.	9.500%	8/15/13	200	212

Diversified Financial Services — 1.0%
Beaver Valley Funding Corp.	9.000%	6/1/17	300	350
Capital One Financial Corporation	8.750%	2/1/07	350	377	A
Capital One Financial Corporation	7.125%	8/1/08	90	96	A
CIT Group Inc.	3.875%	11/3/08	5	5	A
General Electric Capital Corporation	6.750%	3/15/32	225	260

Portfolio of Investments - Continued

Pacific American Income Shares - Continued

	Rate	Maturity Date	Par/ Shares	Value
iStar Financial Inc.	6.000%	12/15/10	230	237
Mizuho Preferred Capital Corp. LLC	8.790%	12/29/49	110	122	B

				1,447

Electric — 2.0%
AEP Texas Central Company	5.500%	2/15/13	420	428
American Electric Power Company, Inc.	5.250%	6/1/15	490	486
Dominion Resources, Inc.	5.125%	12/15/09	210	213
FirstEnergy Corp.	6.450%	11/15/11	60	63
FirstEnergy Corp.	7.375%	11/15/31	710	804
Southern California Edison Company	8.000%	2/15/07	123	131
System Energy Resources, Inc.	4.875%	10/1/07	380	382
Tampa Electric Company	6.375%	8/15/12	145	157
The AES Corporation	9.500%	6/1/09	39	43
The Cleveland Electric Illuminating Company	5.650%	12/15/13	300	305

				3,012

Energy — 6.5%
Alabama Power Company	3.125%	5/1/08	360	347
Calpine Generating Company, LLC	11.169%	4/1/11	45	43	C
Calpine Generating Company, LLC	11.500%	4/1/11	35	33
CenterPoint Energy, Inc.	6.850%	6/1/15	1,150	1,256	A
DTE Energy Company	6.375%	4/15/33	330	343	A
Exelon Corporation	6.750%	5/1/11	1,500	1,632
MidAmerican Energy Holdings Company	5.875%	10/1/12	500	519
Pacific Gas and Electric Company	6.050%	3/1/34	1,695	1,740
Peabody Energy Corporation	6.875%	3/15/13	285	294
Sempra Energy	3.318%	5/21/08	635	637	C
TXU Corp.	6.375%	6/15/06	750	767
TXU Corp.	6.550%	11/15/34	580	550	B
TXU Energy Co.	3.420%	1/17/06	135	135	B,C
TXU Energy Co.	6.125%	3/15/08	500	518
TXU Energy Co.	7.000%	3/15/13	370	405
Xcel Energy, Inc.	7.000%	12/1/10	350	385

				9,604

Portfolio of Investments - Continued

Pacific American Income Shares - Continued

	Rate	Maturity Date	Par/ Shares	Value

Environmental Services — 0.3%
Waste Management, Inc.	7.375%	5/15/29	415	483

Food, Beverage and Tobacco — 2.5%
Altria Group, Inc.	7.000%	11/4/13	305	327
Altria Group, Inc.	7.750%	1/15/27	340	388
Domino’s, Inc.	8.250%	7/1/11	200	209
Kraft Foods Inc.	6.250%	6/1/12	75	81
Nabisco Incorporated	7.550%	6/15/15	650	767
R.J. Reynolds Tobacco Holdings, Inc.	7.250%	6/1/12	1,360	1,394
Tyson Foods, Inc.	7.000%	1/15/28	500	544	A

				3,710

Gas and Pipeline Utilities — 2.3%
Dynegy Holdings Inc.	6.875%	4/1/11	1,300	1,154	A
Dynegy Holdings Inc.	8.750%	2/15/12	735	704	A
The Williams Companies, Inc.	7.500%	1/15/31	102	107
The Williams Companies, Inc.	8.750%	3/15/32	1,250	1,484

				3,449

Health Care — 1.1%
Tenet Healthcare Corporation	6.375%	12/1/11	1,465	1,351
Tenet Healthcare Corporation	6.875%	11/15/31	250	200

				1,551

Homebuilding — 0.4%
D.R. Horton, Inc.	5.250%	2/15/15	410	375
Pulte Homes, Inc.	6.250%	2/15/13	145	149

				524

Investment Banking/Brokerage — 2.5%
J.P. Morgan Capital Trust II	7.950%	2/1/27	150	161	A
J.P. Morgan Chase & Co.	5.125%	9/15/14	2,100	2,067
Merrill Lynch & Co., Inc.	5.000%	1/15/15	760	736
The Goldman Sachs Group, Inc.	6.345%	2/15/34	755	774

				3,738

Lodging/Hotels — 0.4%
Hilton Hotels Corporation	7.625%	12/1/12	450	514

Machinery — 0.3%
Case New Holland Incorporated	9.250%	8/1/11	275	293	B
Case New Holland Incorporated	9.250%	8/1/11	200	213	B

				506

Portfolio of Investments - Continued

Pacific American Income Shares - Continued

	Rate	Maturity Date	Par/ Shares	Value

Media — 3.5%
AMFM Inc.	8.000%	11/1/08	210	226
Liberty Media Corporation	4.510%	9/17/06	1,035	1,049	C
Liberty Media Corporation	8.500%	7/15/29	130	134	A
Liberty Media Corporation	8.250%	2/1/30	65	66	A
News America, Inc.	6.550%	3/15/33	375	391	A
Readers Digest Association, Inc.	6.500%	3/1/11	300	299
Sinclair Broadcast Group, Inc.	8.750%	12/15/11	210	221
Time Warner Entertainment Company, L.P.	8.375%	7/15/33	680	855
Time Warner Inc.	6.150%	5/1/07	390	403
Time Warner Inc.	6.875%	5/1/12	270	295
Time Warner Inc.	7.700%	5/1/32	590	700
Viacom Inc.	5.625%	8/15/12	520	526

				5,165

Medical Care Facilities — 1.6%
Coventry Health Care, Inc.	5.875%	1/15/12	400	400	B
HCA Inc.	5.250%	11/6/08	105	105
HCA, Inc.	7.875%	2/1/11	250	270
HCA, Inc.	6.300%	10/1/12	180	180
HCA, Inc.	5.750%	3/15/14	995	950	A
Health Care REIT, Inc.	8.000%	9/12/12	370	424

				2,329

Oil and Gas — 5.5%
Amerada Hess Corporation	7.300%	8/15/31	1,440	1,624	A
Conoco Inc.	6.950%	4/15/29	90	107
ConocoPhillips	4.750%	10/15/12	250	248	A
Devon Energy Corporation	7.950%	4/15/32	550	694
El Paso Corporation	7.800%	8/1/31	2,000	1,880
Kerr-McGee Corporation	7.875%	9/15/31	475	536	A
Occidental Petroleum Corporation	6.750%	1/15/12	1,000	1,106	A
Ocean Energy Inc.	4.375%	10/1/07	430	429
Panhandle Eastern Pipe Line Company	4.800%	8/15/08	445	445
Valero Energy Corporation	6.875%	4/15/12	215	239
Vintage Petroleum, Inc.	7.875%	5/15/11	250	265	A
XTO Energy, Inc.	6.250%	4/15/13	560	602

				8,175

Portfolio of Investments - Continued

Pacific American Income Shares - Continued

	Rate	Maturity Date	Par/ Shares	Value

Paper and Forest Products — 1.8%
Georgia Pacific Corp	8.000%	1/15/24	250	279
Georgia-Pacific Corp.	9.500%	12/1/11	325	383	A
International Paper Company	5.500%	1/15/14	490	498
Weyerhaeuser Company	6.750%	3/15/12	995	1,093
Weyerhaeuser Company	7.375%	3/15/32	390	456

				2,709

Photo Equipment and Supplies — 0.5%
Eastman Kodak Company	3.625%	5/15/08	375	358	A
Eastman Kodak Company	7.250%	11/15/13	345	361

				719

Real Estate — 0.2%
Forest City Enterprises, Inc.	7.625%	6/1/15	225	240	A
Socgen Real Estate Co. LLC	1.000%	12/29/49	80	86	B

				326

Retail — 0.2%
Toys “R” Us, Inc.	6.875%	8/1/06	350	356	A

Special Purpose — 13.2%
Ahold Finance USA, Inc.	8.250%	7/15/10	355	390
Conoco Funding Company	6.350%	10/15/11	420	458
DaimlerChrysler NA Holding Corporation	3.450%	9/10/07	1,570	1,572	C
DaimlerChrysler NA Holding Corporation	7.300%	1/15/12	415	453
DaimlerChrysler NA Holding Corporation	6.500%	11/15/13	160	166
Duke Capital Corporation	6.250%	2/15/13	1,200	1,266	A
NiSource Finance Corp.	3.200%	11/1/06	375	367
PNPP II Funding Corporation	9.120%	5/30/16	2,429	2,849	A
Qwest Capital Funding, Inc.	7.250%	2/15/11	2,000	1,865	A
Rabobank Capital Funding Trust III	5.254%	12/29/49	905	896	B
Sithe Independence Funding Corporation	9.000%	12/30/13	1,500	1,675
Sprint Capital Corporation	4.780%	8/17/06	470	473	D
Sprint Capital Corporation	8.750%	3/15/32	1,420	1,842
TCI Communications Financing III	9.650%	3/31/27	3,000	3,392
The Williams Companies, Inc. Credit Certificate Trust	6.750%	4/15/09	1,740	1,770	B

				19,434

Portfolio of Investments - Continued

Pacific American Income Shares - Continued

	Rate	Maturity Date	Par/ Shares	Value

Telecommunications — 1.2%
BellSouth Corporation	4.750%	11/15/12	320	312
Emmis Operating Company	6.875%	5/15/12	250	245
Qwest Corporation	6.875%	9/15/33	1,000	862	A
Verizon New York Inc.	6.875%	4/1/12	340	371

				1,790

Telecommunications (Cellular/Wireless) — 1.4%
AT&T Wireless Services Inc.	7.500%	5/1/07	500	531
AT&T Wireless Services Inc.	8.125%	5/1/12	95	111
AT&T Wireless Services Inc.	8.750%	3/1/31	475	627
Motorola, Inc.	7.625%	11/15/10	350	393
Nextel Communications, Inc.	5.950%	3/15/14	88	88
Nextel Communications, Inc.	7.375%	8/1/15	285	301

				2,051

Transportation — 0.9%
Continental Airlines, Inc.	6.545%	2/2/19	82	80
Continental Airlines, Inc.	7.256%	3/15/20	242	243
Delta Air Lines, Inc.	7.570%	5/18/12	160	149
Delta Air Lines, Inc.	6.417%	7/2/12	400	416
Delta Air Lines, Inc.	6.718%	7/2/24	282	294
Northwest Airlines Corporation	7.575%	3/1/19	84	85
United Airlines, Inc.	7.783%	1/1/14	102	93

				1,360

Total Corporate Bonds and Notes (Identified Cost — $94,558)				97,739

Mortgage-Backed Securities — 0.8%

Fixed Rate Securities — 0.8%
Glendale Federal Savings Bank 1978-A	9.125%	1/25/08	9	9
Nomura Asset Securities Corporation 1996-MD5	7.120%	4/13/39	1,170	1,206

Total Mortgage-Backed Securities (Identified Cost — $1,179)				1,215

U.S. Government and Agency Obligations — 8.1%

Fixed Rate Securities — 5.9%
United States Treasury Notes	3.500%	2/15/10	8,940	8,677	A

Portfolio of Investments - Continued

Pacific American Income Shares - Continued

	Rate	Maturity Date	Par/ Shares	Value
United States Treasury Notes	4.000%	2/15/15	5	5	A

				8,682

Indexed Securities — 2.2%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	3,291	3,220	A,E

Total U.S. Government and Agency Obligations (Identified Cost — $11,970)				11,902

U.S. Government Agency Mortgage-Backed Securities — 0.1%

Fixed Rate Securities — 0.1%
Fannie Mae	8.000%	4/25/06	28	28
Fannie Mae	11.500%	11/1/17	25	27
Fannie Mae	14.000%	2/1/18	45	53
Freddie Mac	10.250%	5/1/09	28	30

				138

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $129)				138

Yankee BondsF — 22.5%

Banking and Finance — 1.7%
Corporacion Andina de Fomento	3.050%	1/26/07	470	470	C
HBOS Capital Funding LP	6.071%	6/30/49	560	586	B
HBOS Treasury Services plc	4.000%	9/15/09	420	409	A,B
Mizuho Financial Group, Inc.	5.790%	4/15/14	1,100	1,115	B

				2,580

Banks — 0.7%
Korea Exchange Bank	13.750%	6/30/10	1,000	1,020	B,D

Cable — 0.2%
British Sky Broadcasting Group plc	6.875%	2/23/09	330	354

Diversified Financial Services — 0.5%
Encana Holdings Finance Corp	5.800%	5/1/14	770	804

Electric — 0.5%
Empresa Nacional de Electricidad S.A.	8.500%	4/1/09	670	732	A

Portfolio of Investments - Continued

Pacific American Income Shares - Continued

	Rate	Maturity Date	Par/ Shares	Value

Foreign Governments — 10.0%
Federative Republic of Brazil	14.500%	10/15/09	180	226	A
Federative Republic of Brazil	12.000%	4/15/10	210	246	A
Federative Republic of Brazil	3.125%	4/15/12	159	149	C
Federative Republic of Brazil	3.125%	4/15/12	247	232	C
Federative Republic of Brazil	8.000%	4/15/14	2,518	2,493	A
Federative Republic of Brazil	11.000%	8/17/40	340	378	A
Quebec Province	7.220%	7/22/36	650	913	D
Republic of Bulgaria	8.250%	1/15/15	20	24	B
Republic of Bulgaria	8.250%	1/15/15	508	615	B
Republic of Chile	3.110%	1/28/08	150	151	C
Republic of Colombia	10.500%	7/9/10	200	220
Republic of Colombia	11.750%	2/25/20	260	309	A
Republic of Panama	9.625%	2/8/11	170	192
Republic of Panama	10.750%	5/15/20	200	248	A
Republic of Panama	9.375%	1/16/23	110	123	A
Republic of Peru	5.000%	3/7/17	447	418	D
Republic of Peru	8.750%	11/21/33	90	94
Republic of South Africa	7.375%	4/25/12	250	275
Republic of South Africa	6.500%	6/2/14	260	273	A
Russian Federation	5.000%	3/31/30	1,950	1,998	D
Russian Ministry of Finance	3.000%	5/14/06	80	78
United Mexican States	8.375%	1/14/11	1,290	1,468
United Mexican States	11.500%	5/15/26	960	1,452	A
United Mexican States	7.500%	4/8/33	2,030	2,152

				14,727

Insurance — 1.0%
Axa	8.600%	12/15/30	550	722
Oil Insurance Ltd	5.150%	8/15/33	220	221	B
XL Capital Ltd.	5.250%	9/15/14	500	493

				1,436

Manufacturing (Diversified) — 1.1%
Tyco International Group SA	6.375%	10/15/11	1,450	1,548

Oil and Gas — 1.3%
Gazprom	9.625%	3/1/13	50	57	B
Gazprom	9.625%	3/1/13	20	23
Petrobras International Finance Company (PIFCO)	9.750%	7/6/11	345	394
Petroliam Nasional Berhad	7.625%	10/15/26	1,260	1,486	B

				1,960

Portfolio of Investments - Continued

Pacific American Income Shares - Continued

	Rate	Maturity Date	Par/ Shares		Value

Special Purpose — 2.7%
Deutsche Telekom International Finance BV	8.750%	6/15/30	500		654
Petrozuata Finance, Inc.	8.220%	4/1/17	3,205		3,013	B
UFJ Finance Aruba AEC	6.750%	7/15/13	355		382

					4,049

Telecommunications — 2.2%
British Telecommunications plc	8.875%	12/15/30	330		440
France Telecom SA	8.750%	3/1/31	560		737
Tele Norte Leste Participacoes S.A.	8.000%	12/18/13	410		408
Telecom Italia Capital S.p.A.	5.250%	11/15/13	750		741
Telecom Italia Capital S.p.A.	4.950%	9/30/14	695		665	B
Telus Corporation	7.500%	6/1/07	250		266

					3,257

Telecommunications (Cellular/Wireless) — 0.2%
Rogers Wireless Communications Inc.	6.375%	3/1/14	300		291

Utilities — 0.4%
United Utilities plc	5.375%	2/1/19	580		560

Total Yankee Bonds (Identified Cost — $31,253)					33,318

Total Long-Term Securities (Identified Cost — $139,089)					144,312
Investment of Collateral from Securities Lending — 25.6% State Street Navigator Securities Lending Prime Portfolio			37,812	shs	37,812

Total Investment of Collateral From Securities Lending (Identified Cost - $37,812)					37,812

Short-Term Securities — 1.3%

Repurchase Agreements — 1.3%
Goldman, Sachs & Company 2.8%, dated 3/31/05, to be repurchased at $1,931 on 4/1/05 (Collateral: $1,960 Federal Home Loan Bank bonds, 1.2%, due 4/1/05, value $1,984)			1,931		1,931

Total Short-Term Securities (Identified Cost — $1,931)					1,931

Total Investments — (Identified Cost — $178,832) 124.5%					184,055
Obligation to Return Collateral for Securities Loaned - (25.6%)					(37,812)
Other Assets Less Liabilities — 1.1%					1,630

Portfolio of Investments - Continued

Pacific American Income Shares - Continued

Rate	Maturity Date	Par/ Shares	Value

Net Assets — 100.0%			$147,873

A	All or a portion of this security is on loan.

B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 5.2% of net assets.

C	Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), or the one-year Treasury Bill rate. The coupon rates are the rates as of March 31, 2005.

D	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes.

E	Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for all Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

F	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

Security Valuation

In valuing portfolio securities, securities listed or traded on a national securities exchange are valued at the last sales price. Each security traded in the over-the-counter market, including listed debt securities whose primary market is believed to be over-the-counter, is generally valued at the mean of the bid and asked prices at the time of computation. Prices are obtained from at least two dealers regularly marking a market in the security, unless such prices can be obtained from only a single market maker. The difference between cost and market value is reflected separately as unrealized appreciation or depreciation of investments. Short-term securities are generally stated at cost plus interest earned, which approximates market value.

Securities Lending

The Company lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Company’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. At March 31, 2005, the market value of the securities on loan to broker-dealers was 37,046, for which the Company received collateral of $37,812 in cash. Such collateral is in the possession of the Company’s custodian. The cash was invested in the State Street Navigator Securities Lending Prime Portfolio and is included in the Company’s schedule of investments. As with other extensions of credit, the Company may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

Other information regarding the Company is available in the Company’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The principal executive and principal financial officers of Pacific American Income Shares, Inc. (the “Registrant”) have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific American Income Shares, Inc.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President, Pacific American Income Shares, Inc.

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President, Pacific American Income Shares, Inc.

Date:	May 27, 2005

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer,
Pacific American Income Shares, Inc.

Date:	May 27, 2005